Share capital	3 Months Ended
Mar. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital

	March 31, 2023	December 31, 2022
	£	£
Issued and fully paid share capital
123,536,279 (2022: 122,963,545) Ordinary shares of £0.0005 each	61,768	61,482
	61,768	61,482
Shares authorised and issued (number)

	December 31, 2022	Exercise of share-based payment awards	March 31, 2023
Ordinary shares	122,963,545	572,734	123,536,279
	122,963,545	572,734	123,536,279

A total of 572,734 shares were issued upon the exercise of share-based payment awards during the three months ended March 31, 2023; see note 21 for further details.
16.Share capital (continued)

Rights of share classes
Holders of ordinary shares are entitled to one vote per share at a show of hands meeting of the Company and one vote per share on a resolution on a poll taken at a meeting and on a written resolution.